Financial Instruments (Narratives) (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments
Fair value of derivative instruments in net asset position	$ 994	$ 1,432
Warrants
Derivative Instruments, Gain (Loss)
Notional amount	0	0
Derivative instruments in fair value hedging relationships | Interest rate swaps
Derivative Instruments, Gain (Loss)
Notional amount	$ 7,338	$ 5,839
Average remaining maturity	7 years 2 months	8 years 8 months
Derivative instruments in cash flow hedging relationships | Interest rate swaps
Derivative Instruments, Gain (Loss)
Notional amount	$ 0	$ 0
Derivative instruments in cash flow hedging relationships | Interest rate swaps | Maximum
Derivative Instruments, Gain (Loss)
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges of borrowings	1	1
Gains (losses) expected to be reclassified to net income within the next 12 months	1	1
Derivative instruments in cash flow hedging relationships | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss)
Notional amount	$ 8,200	$ 9,300
Average remaining maturity	8 months 12 days	8 months 12 days
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges of borrowings	$ 147	$ 602
Gains (losses) expected to be reclassified to net income within the next 12 months	$ 121	572
Maximum length of time hedged	4 years
Derivative instruments in cash flow hedging relationships | Currency swaps
Derivative Instruments, Gain (Loss)
Notional amount	$ 0	0
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges of borrowings	$ (2)	(2)
Maximum length of time hedged	7 years
Derivative instruments in cash flow hedging relationships | Currency swaps | Maximum
Derivative Instruments, Gain (Loss)
Gains (losses) expected to be reclassified to net income within the next 12 months	$ (1)	(1)
Derivative instruments in net investment hedging relationships
Derivative Instruments, Gain (Loss)
Notional amount	$ 5,500	$ 2,200
Average remaining maturity	2 months 12 days	2 months 12 days
Derivative instruments not designated as hedging instruments | Foreign exchange forward and swap contracts
Derivative Instruments, Gain (Loss)
Notional amount	$ 11,700	$ 13,100
Maximum length of time hedged	1 year
Derivative instruments not designated as hedging instruments | Equity options | Maximum
Derivative Instruments, Gain (Loss)
Notional amount	$ 100	100
Derivative instruments not designated as hedging instruments | Equity contracts
Derivative Instruments, Gain (Loss)
Notional amount	1,200	1,300
Derivative instruments not designated as hedging instruments | Credit default swaps
Derivative Instruments, Gain (Loss)
Notional amount	$ 0	$ 0
Maximum length of time hedged	1 year